Roundhill BITKRAFT Esports & Digital Entertainment ETF
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
COMMON STOCKS — 99.8%
Computers — 14.8%
Asetek A/S (a)(b)(f)	137,614	$530,374
Asustek Computer, Inc. (b)	68,379	891,386
Corsair Gaming, Inc. (a)(f)	112,021	2,370,364
Guillemot Corp. (b)	35,310	577,526
Logitech International SA (b)	12,532	942,368
Razer, Inc. (a)(b)(e)	4,686,000	1,531,803
		6,843,821
Electronics — 5.1%
Micro-Star International Co., Ltd. (b)	176,687	801,679
Turtle Beach Corp. (a)	72,244	1,538,075
		2,339,754
Internet — 13.7%
AfreecaTV Co., Ltd. (b)	10,573	1,291,039
NCSoft Corp. (b)	2,475	954,633
Sea, Ltd. - ADR (a)(b)	15,135	1,813,022
Tencent Holdings, Ltd. (b)	47,000	2,245,754
		6,304,448
Semiconductors — 2.5%
NVIDIA Corp.	4,152	1,132,915

Software — 61.7% (d)
Activision Blizzard, Inc.	25,051	2,006,836
Bilibili, Inc. - ADR (a)(b)(f)	78,335	2,003,809
Capcom Co., Ltd. (b)	37,800	924,329
CD Projekt SA (b)	23,431	976,880
Com2uS Corp. (b)	9,694	886,980
DeNA Co., Ltd. (b)	57,300	878,089
DouYu International Holdings, Ltd. - ADR (a)(b)(f)	1,521,256	3,164,212
Electronic Arts, Inc.	11,152	1,410,839
Enthusiast Gaming Holdings, Inc. (a)(b)(f)	579,240	1,400,508
HUYA, Inc. - ADR (a)(b)(f)	589,599	2,635,508
Konami Holdings Corp. (b)	14,600	932,235
Krafton, Inc. (a)(b)	8,810	2,002,521
NetEase, Inc. - ADR (b)	18,574	1,665,902
Nexon Co., Ltd. (b)	39,300	949,352
Skillz, Inc. (a)(f)	617,936	1,853,808
Square Enix Holdings Co., Ltd. (b)	18,600	832,115
Take-Two Interactive Software, Inc. (a)	9,368	1,440,236
Ubisoft Entertainment SA (a)(b)	29,935	1,330,615
Unity Software, Inc. (a)	11,913	1,181,889
		28,476,663
Toys/Games/Hobbies — 2.0%
Nintendo Co., Ltd. (b)	1,800	914,570
TOTAL COMMON STOCKS (Cost $68,854,012)		46,012,171

SHORT-TERM INVESTMENTS — 0.1%
Money Market Fund — 0.1%
First American Government Obligations Fund, Class X, 0.19% (c)	49,123	49,123
TOTAL SHORT-TERM INVESTMENTS (Cost $49,123)		49,123

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 21.3%
First American Government Obligations Fund, Class X, 0.19% (c)	9,816,582	9,816,582
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,816,582)		9,816,582

TOTAL INVESTMENTS (Cost $78,719,717) — 121.2%		55,877,876
Other assets and liabilities, net — (21.2)%		(9,754,530)
NET ASSETS — 100.0%		$46,123,346

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security, or represents a foreign issued security.
(c)	The rate shown is the seven-day yield at period end.
(d)
To the extent the Fund invests more heavily in particular sectors of the economy or countries, its performance will be especially sensitive to developments that significantly affect those sectors or countries.

(e)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	All of a portion of this security is on loan as of March 31, 2022. The market value of securities out on loan is $8,472,100.

	COUNTRY	Percentage of Net Assets
	Cayman Islands	32.7%	(d)
	United States	28.1%
	Japan	11.8%
	Republic of Korea	11.1%
	France	4.1%
	Taiwan	3.7%
	Canada	3.0%
	Poland	2.1%
	Switzerland	2.0%
	Denmark	1.2%
	Total Country	99.8%
	SHORT-TERM INVESTMENTS	0.1%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	21.3%
	TOTAL INVESTMENTS	121.2%
	Other assets and liabilities, net	-21.2%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$46,012,171	$-	$-	$46,012,171
Money Market Fund	49,123	-	-	49,123
Investments Purchased With Proceeds from Securities Lending	9,816,582	-	-	9,816,582
Total Investments - Assets	$55,877,876	$-	$-	$55,877,876

* See the Schedule of Investments for industry classifications.